Key Management Personnel Disclosures - Summary of Number of Options Over Ordinary Shares in Parent Entity (Detail)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of number and weighted average exercise price of outstanding share options [line items]
Granted	0	0
Options over ordinary shares [member]
Disclosure of number and weighted average exercise price of outstanding share options [line items]
Balance at start of the year	0	2,400,060	2,476,544
Granted	0	0	0
Exercised	0	0	0
Other changes	0	(2,400,060)	(76,484)
Balance at end of the year Number	0	0	2,400,060
Vested and exercisable	0	0	2,400,060
Unvested	0	0	0
Ms Lucy Turnbull A O [member] | Options over ordinary shares [member]
Disclosure of number and weighted average exercise price of outstanding share options [line items]
Balance at start of the year		0	0
Granted			0
Exercised			0
Other changes			0
Balance at end of the year Number			0
Vested and exercisable			0
Unvested			0
Mr Albert Wong [member] | Options over ordinary shares [member]
Disclosure of number and weighted average exercise price of outstanding share options [line items]
Balance at start of the year		0	0
Granted			0
Exercised			0
Other changes			0
Balance at end of the year Number			0
Vested and exercisable			0
Unvested			0
Dr Russell Howard [member] | Options over ordinary shares [member]
Disclosure of number and weighted average exercise price of outstanding share options [line items]
Balance at start of the year	0	0	0
Granted	0	0	0
Exercised	0	0	0
Other changes	0	0	0
Balance at end of the year Number	0	0	0
Vested and exercisable	0	0	0
Unvested	0	0	0
Mr Pete Meyers [member] | Options over ordinary shares [member]
Disclosure of number and weighted average exercise price of outstanding share options [line items]
Balance at start of the year	0	0	0
Granted	0	0	0
Exercised	0	0	0
Other changes	0	0	0
Balance at end of the year Number	0	0	0
Vested and exercisable	0	0	0
Unvested	0	0	0
Mr Marc Voigt [member] | Options over ordinary shares [member]
Disclosure of number and weighted average exercise price of outstanding share options [line items]
Balance at start of the year	0	0	64,363
Granted	0	0	0
Exercised	0	0	0
Other changes	0	0	(64,363)
Balance at end of the year Number	0	0	0
Vested and exercisable	0	0	0
Unvested	0	0	0
Ms Deanne Miller [member] | Options over ordinary shares [member]
Disclosure of number and weighted average exercise price of outstanding share options [line items]
Balance at start of the year	0	0	12,121
Granted	0	0	0
Exercised	0	0	0
Other changes	0	0	(12,121)
Balance at end of the year Number	0	0	0
Vested and exercisable	0	0	0
Unvested	0	0	0
Dr Frederic Triebel [member] | Options over ordinary shares [member]
Disclosure of number and weighted average exercise price of outstanding share options [line items]
Balance at start of the year	0	2,400,060	2,400,060
Granted		0	0
Exercised		0	0
Other changes		(2,400,060)	0
Balance at end of the year Number		0	2,400,060
Vested and exercisable		0	2,400,060
Unvested		0	0
Mr Grant Chamberlain [member] | Options over ordinary shares [member]
Disclosure of number and weighted average exercise price of outstanding share options [line items]
Balance at start of the year	0	0	0
Granted	0	0	0
Exercised	0	0	0
Other changes	0	0	0
Balance at end of the year Number	0	0	0
Vested and exercisable	0	0	0
Unvested	0	0	0